Leases - Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental (Details)	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
2019	¥ 35,453,783
2020	21,057,299
2021	3,180,192
2022 and thereafter
Total	¥ 59,691,274